Share-based Payment Arrangements (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Nov. 20, 2018 USD ($) $ / shares shares	Jan. 03, 2018 USD ($) $ / shares shares	Aug. 15, 2017 USD ($) Consultants $ / shares shares	Aug. 01, 2017 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) $ / shares shares	Apr. 30, 2019	Mar. 31, 2019	Jun. 30, 2017 shares	May 22, 2016	Nov. 25, 2015	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Additional ordinary shares | shares								1,900,000
Weighted average remaining contractual life											5 years 6 months 21 days	5 years 3 months 15 days	7 years 2 months 12 days
Key management personnel, description											The Company recorded in 2019 an expense of USD 1,273 thousand (2018 - USD 719 thousand), of which USD 988 thousand (2018 - USD 660 thousand) are to key management personnel.
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares											$ 0.81	$ 1.59	$ 1.84
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares											$ 6	$ 4.39	$ 7.01
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved | shares					400
Vesting period					3 years
Exercise period					7 years
Options exercise price | $ / shares					$ 0.814
Fully vested grant | shares			8
Fair value of options and grants measured | $			$ 15
Stock option granted | $					$ 207
Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										3 years
Fully vested grant | shares			28
Fair value of options and grants measured | $			$ 76
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Exercise period				7 years
Directors and Officers [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant | shares				20
Fair value of options and grants measured | $				$ 592
Stock option granted | $			$ 17
Additional number of shares issued | shares				440
Number of consultants | Consultants			2
Directors and Officers [Member] | Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant | shares				22
Fair value of options and grants measured | $				$ 1,326
Restricted stock units | $			$ 29
Additional number of shares issued | shares				608
Number of consultants | Consultants			2
Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares				$ 1.85
Board of Directors [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional number of shares issued | shares			16
Board of Directors [Member] | Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional number of shares issued | shares			42
Tmura [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value expense | $											$ 56
Options exercise price | $ / shares											$ 6
Stock option granted | $											$ 61
Two Executives [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved | shares	159,759
Two Executives [Member] | Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved | shares	59,720
Offeree [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Exercise period	5 years
Options exercise price | $ / shares	$ 1.59
Fair value of options and grants measured | $	$ 127
Offeree [Member] | Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant | shares	34,825
Fair value of options and grants measured | $	$ 71
Service Provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Exercise period			7 years
Options exercise price | $ / shares			$ 1.84
Number of consultants | Consultants			2
Service Provider [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant | shares			29
Fair value of options and grants measured | $			$ 31
Service Provider [Member] | Rsu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant | shares			9
Fair value of options and grants measured | $			$ 32
Chairman of Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			7 years
Options exercise price | $ / shares			$ 4.39
Number of consultants | Consultants			1
Tyrnovo [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period		7 years
Key management personnel | $												$ 431
Options exercise price | $ / shares		$ 0.29
Fair value of options and grants measured | $		$ 431
Number of grant option shares | shares		1,170
Share-based compensation expense | $												$ 402
Directors And Officers [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option related, description						The board of directors of the Company approved the grant of 3,162 thousand options to directors, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand.	The board of directors of the Company approved the grant of 3,162 thousand options to directors, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand.